26. Stock options (Details)	12 Months Ended
	Dec. 31, 2017 shares	Dec. 31, 2016 shares
StockOptionsLineItems [Line Items]
Stock Options Granted	17,532,884	17,532,884
Exercise price	8.72	8.87
Balance at the beginning of the year	9,155,701	6,706,679
Granted in the year	0	3,922,204
Exercised in the year	(1,548,732)
Forfeited in the year	(1,936,535)	(1,473,182)
Falling due in the year	0	0
Balance at the end of the year	5,670,434	9,155,701
2014-2016 Plan - 3rd grant [Member]
StockOptionsLineItems [Line Items]
Stock Options Granted	3,922,204	3,922,204
Maturity date	22-Sep	set/22
Exercise price	8.10	8.10
Balance at the beginning of the year	3,922,204	0
Granted in the year	0	3,922,204
Exercised in the year	(788,374)	0
Forfeited in the year	(323,752)	0
Falling due in the year	0	0
Balance at the end of the year	2,810,078	3,922,204
2014-2016 Plan - 2nd grant [Member]
StockOptionsLineItems [Line Items]
Stock Options Granted	3,355,229	3,355,229
Maturity date	21-Oct	out/21
Exercise price	8.45	8.45
Balance at the beginning of the year	2,575,085	3,355,229
Granted in the year	0	0
Exercised in the year	(760,358)	0
Forfeited in the year	(713,561)	(780,144)
Falling due in the year	0	0
Balance at the end of the year	1,101,166	2,575,085
2014-2016 Plan - 1st grant [Member]
StockOptionsLineItems [Line Items]
Stock Options Granted	1,687,686	1,687,686
Maturity date	20-Sep	set/20
Exercise price	13.42	13.42
Balance at the beginning of the year	1,064,659	1,305,562
Granted in the year	0	0
Exercised in the year	0	0
Forfeited in the year	(405,939)	(240,903)
Falling due in the year	0	0
Balance at the end of the year	658,720	1,064,659
2011-2013 Plan - 3rd grant [Member]
StockOptionsLineItems [Line Items]
Stock Options Granted	3,072,418	3,072,418
Maturity date	19-Jul	19-Jul
Exercise price	8.13	8.13
Balance at the beginning of the year	1,091,464	1,531,984
Granted in the year	0	0
Exercised in the year	0	0
Forfeited in the year	(246,550)	(440,520)
Falling due in the year	0	0
Balance at the end of the year	844,914	1,091,464
2011-2013 Plan - 2nd grant [Member]
StockOptionsLineItems [Line Items]
Stock Options Granted	2,661,752	2,661,752
Maturity date	18-Sep	set/18
Exercise price	8.96	8.96
Balance at the beginning of the year	502,289	513,904
Granted in the year	0	0
Exercised in the year	0	0
Forfeited in the year	(246,733)	(11,615)
Falling due in the year	0	0
Balance at the end of the year	255,556	502,289
2011-2013 Plan - 1st grant [Member]
StockOptionsLineItems [Line Items]
Stock Options Granted	2,833,595	2,833,595
Maturity date	17-Aug	ago/17
Exercise price	8.84	8.84
Balance at the beginning of the year	0	0
Granted in the year	0	0
Exercised in the year	0	0
Forfeited in the year	0	0
Falling due in the year	0	0
Balance at the end of the year	0	0